Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Permanent loans on:
Installment loans and lease financing to individuals	$ 7,753	$ 9,028
Total loans receivable held for investment	792,860	1,015,027
Less:
Undisbursed loan funds	(21,014)	(20,944)
Unearned discounts and fees on loans, net of deferred costs	(5,245)	(6,683)
Net loans receivable held for investment	766,601	987,400
Residential Real Estate [Member]
Permanent loans on:
Total mortgage loans	331,310	329,715
Permanent loans on:
Residential properties	163,834	115,434
Business properties [Member]
Permanent loans on:
Total mortgage loans	321,559	409,737
Partially guaranteed by VA or insured by FHA [Member]
Permanent loans on:
Total mortgage loans	3,950	3,947
Construction and development [Member]
Permanent loans on:
Total mortgage loans	110,718	181,663
Total mortgage loans [Member]
Permanent loans on:
Total mortgage loans	767,537	925,062
Commercial Loans [Member]
Permanent loans on:
Commercial loans	$ 17,570	$ 80,937